Note 4 - Property and Equipment (Detail) - Property and Equipment (USD $)	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Cost	$ 4,532,101	$ 3,496,008
Accumulated amortization	2,996,398	2,544,094
Net book value	1,535,703	951,914	925,554
Computer Equipment [Member]
Cost	243,798	185,662
Accumulated amortization	188,935	145,070
Net book value	54,863	40,592
Software [Member]
Cost	126,568	39,355
Accumulated amortization	53,916	27,808
Net book value	72,652	11,547
Furniture and Fixtures [Member]
Cost	140,829	111,255
Accumulated amortization	98,091	76,187
Net book value	42,738	35,068
Laboratory Equipment [Member]
Cost	2,602,478	1,941,659
Accumulated amortization	1,383,709	1,264,505
Net book value	1,218,769	677,154
Leasehold Improvements [Member]
Cost	1,108,246	940,362
Accumulated amortization	1,108,246	927,021
Net book value		13,341
Laboratory Equipment Under Capital Lease [Member]
Cost	225,192	201,622
Accumulated amortization	88,617	44,128
Net book value	136,575	157,494
Computer Equipment Under Capital Lease [Member]
Cost	84,990	76,093
Accumulated amortization	74,884	59,375
Net book value	$ 10,106	$ 16,718